As filed with the Securities and Exchange Commission on July 5, 2018
1933 Act File No. 333-151713
1940 Act File No. 811-22209

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 526 and/or	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 529	☑

Global X Funds
(Exact Name of Registrant as Specified in Charter)

600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (212) 644-6440

Luis Berruga Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Eric S. Purple, Esq.
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on July 13, 2018 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 526 to the Registration Statement of Global X Funds (the "Trust") incorporates by reference Parts A, B and C of the Trust's Post-Effective Amendment No. 509, which was filed with the Securities and Exchange Commission on March 27, 2018. This Post-Effective Amendment No. 526 is filed solely for the purpose of designating July 13, 2018 as the new effective date of Post-Effective Amendment No. 509, pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended. The effectiveness of the Registration Statement was delayed previously in Post-Effective Amendment No. 520 on June 6, 2018 and Post-Effective Amendment No. 523 on June 20, 2018. This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust's shares not included in this Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 526 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 5th day of June, 2018.

Global X Funds

/s/Luis Berruga
Luis Berruga
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Luis Berruga	Trustee, President, Chief Operating Officer, Treasurer, Principal Accounting Officer, and Chief Financial Officer	July 5, 2018
Luis Berruga

*	Trustee	July 5, 2018
Sanjay Ram Bharwani

*	Trustee	July 5, 2018
Charles A. Baker

*	Trustee	July 5, 2018
Clifford J. Weber

* /s/ Luis Berruga
Attorney-In-Fact, pursuant to power of attorney